Employee Benefits - Summary of Change in Plan Assets for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of defined benefit plans [line items]
Interest cost (income)	₨ 2.5	$ 0.1	₨ (7.6)	₨ (23.7)
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	51.3	0.8	25.4	19.3
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	3,245.3	49.8	2,617.6
Interest cost (income)	81.5	1.3	55.8
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	(51.3)	(0.8)	(25.4)
Employer's contributions	656.4	10.1	642.2
Benefits paid	(70.8)	(1.1)	(42.6)
Foreign currency translation	192.5	3.0	(2.3)
End of the year	₨ 4,053.6	$ 62.3	₨ 3,245.3	₨ 2,617.6